18. Taxes recoverable/payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	R$ 380,703	R$ 276,585
Income tax and social contribution
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	361,758	270,614
Withholding income tax on financial investments For - IRRF
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	6,423	2,606
Other federal taxes
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	R$ 12,522	R$ 3,365